FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Non-current Financial Liabilities & Maturities (Details) - CAD	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	CAD 610,500,000	CAD 1,560,700,000
Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	165,000,000
Accounts payable
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	136,200,000	189,600,000
Contractual cash flows	136,200,000	189,600,000
Accounts payable | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	136,200,000	189,600,000
Accounts payable | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Accounts payable | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Accounts payable | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Convertible debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	0	126,600,000	CAD 137,000,000
Contractual cash flows		130,500,000
Face value	0
Convertible debentures | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		130,500,000
Convertible debentures | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		0
Convertible debentures | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		0
Convertible debentures | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		0
Cdn dollar term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	20,500,000	39,900,000
Contractual cash flows	27,100,000	48,500,000
Cdn dollar term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1,400,000	2,200,000
Cdn dollar term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1,400,000	16,800,000
Cdn dollar term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	24,300,000	3,600,000
Cdn dollar term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	25,900,000
U.S. dollar denominated term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	460,400,000	1,496,000,000
Contractual cash flows	601,300,000	1,726,800,000
U.S. dollar denominated term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	30,200,000	623,700,000
U.S. dollar denominated term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	65,200,000	399,200,000
U.S. dollar denominated term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	284,000,000	266,000,000
U.S. dollar denominated term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	221,900,000	437,900,000
U.K. pound sterling denominated term notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	20,600,000	24,800,000
Contractual cash flows	22,600,000	27,300,000
U.K. pound sterling denominated term notes | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1,100,000	900,000
U.K. pound sterling denominated term notes | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	21,500,000	900,000
U.K. pound sterling denominated term notes | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	25,500,000
U.K. pound sterling denominated term notes | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Canadian dollar term Credit Facility borrowings
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	109,000,000	0
Contractual cash flows	117,600,000
Canadian dollar term Credit Facility borrowings | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	6,900,000
Canadian dollar term Credit Facility borrowings | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	110,700,000
Canadian dollar term Credit Facility borrowings | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0
Canadian dollar term Credit Facility borrowings | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0
Finance leases
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	34,200,000	37,900,000
Contractual cash flows	76,800,000	90,700,000
Finance leases | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4,400,000	5,700,000
Finance leases | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4,200,000	5,000,000
Finance leases | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	12,600,000	14,200,000
Finance leases | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	55,600,000	65,800,000
Foreign exchange risk management contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	18,800,000	6,600,000
Contractual cash flows	20,800,000	6,100,000
Foreign exchange risk management contracts | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	200,000	1,300,000
Foreign exchange risk management contracts | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	4,300,000	1,700,000
Foreign exchange risk management contracts | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	16,300,000	2,400,000
Foreign exchange risk management contracts | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	700,000
Other liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	2,300,000	4,400,000
Contractual cash flows	3,200,000	8,300,000
Other liabilities | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	600,000
Other liabilities | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1,400,000	2,900,000
Other liabilities | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	300,000	2,800,000
Other liabilities | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	1,500,000	2,000,000
Remediation trust fund payments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding		0
Contractual cash flows		12,500,000
Remediation trust fund payments | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		300,000
Remediation trust fund payments | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		300,000
Remediation trust fund payments | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		900,000
Remediation trust fund payments | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows		11,000,000
Commodity risk management contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Amount outstanding	39,800,000	54,000,000
Contractual cash flows	39,800,000	54,000,000
Commodity risk management contracts | Year 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	39,800,000	54,000,000
Commodity risk management contracts | Year 2
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Commodity risk management contracts | Years 3-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	0	0
Commodity risk management contracts | More than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Contractual cash flows	CAD 0	CAD 0